Share-based compensation - Company's stock options (Details)	3 Months Ended
Mar. 31, 2023 $ / shares shares
Stock options
Stock options outstanding, at beginning of period | shares	870,567
Forfeited, Stock options | shares	(85,555)
Stock options outstanding, at end of period | shares	785,012
Stock options exercisable | shares	197,912
Weighted-Average Per share Exercise Price
Exercise price, at beginning of period	$ 2.81
Granted, exercise price	2.81
Forfeited, exercise price	2.81
Exercise price, at end of period	2.81
Exercisable, exercise price	$ 2.81